real estate joint ventures and investment in associate - Investment activity (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income attributable to us	$ (477)	$ 543	$ 451	$ 949
Real estate joint ventures
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income attributable to us	10		11
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other	1	1	2	2
Cash flows in the current reporting period
Construction credit facilities amounts advanced	3	9	10	17
Financing costs paid to us	(1)	(1)	(2)	(2)
Funds we advanced or contributed, excluding construction credit facilities	5		5
Funds repaid to us and earnings distributed			(1)
Net increase	(2)	9	3	17
Real estate joint ventures carrying amounts
Balance, beginning of period	101	82	102	74
Valuation provision recorded in beginning of period balance now recorded in joint venture	6
Balance, end of period	105	91	105	91
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income attributable to us	10		11
Cash flows in the current reporting period
Funds we advanced or contributed, excluding construction credit facilities	5		5
Funds repaid to us and earnings distributed			(1)
Net increase	(5)		(7)
Real estate joint ventures carrying amounts
Balance, beginning of period	(10)	5	(2)	5
Valuation provision recorded in beginning of period balance now recorded in joint venture	6
Balance, end of period	(9)	5	(9)	5
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other	1	1	2	2
Cash flows in the current reporting period
Construction credit facilities amounts advanced	3	9	10	17
Financing costs paid to us	(1)	(1)	(2)	(2)
Net increase	3	9	10	17
Real estate joint ventures carrying amounts
Balance, beginning of period	111	77	104	69
Balance, end of period	$ 114	$ 86	$ 114	$ 86